Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Mortgage-Backed Securities ETF (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

Effective as of March 31, 2022 (the Effective Date), Connor Minnaar, CFA will be added as a portfolio manager for the fund. As of the Effective Date, David A. Bees, CFA, Peter M. Farley, CFA, Jeffrey N. Given, CFA, and Howard C. Greene, CFA will continue as portfolio managers of the fund and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following information will be added under the heading “Portfolio management” in the “Fund summary” section of the fund’s Prospectus:

Connor Minnaar, CFA

Senior Director and Associate Portfolio Manager

Managed the fund since 2022

Also, as of the Effective Date, the following information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section of the fund’s Prospectus:

Connor Minnaar, CFA

•	Senior Director and Associate Portfolio Manager
•	Managed fund since 2022
•	Joined Manulife IM (US) in 2006
•	Began business career in 2002

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Exchange-Traded Fund Trust

John Hancock Preferred Income ETF (the fund)

Supplement dated February 15, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

Effective as of March 31, 2022 (the Effective Date), Caryn E. Rothman, CFA will be added as a portfolio manager for the fund.  As of the Effective Date, Joseph H. Bozoyan, CFA and Bradley L. Lutz, CFA will continue as portfolio managers of the fund and, along with Caryn E. Rothman, CFA, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following information will be added under the heading “Portfolio management” in the “Fund summary” section of the fund’s Prospectus:

Caryn E. Rothman, CFA

Managing Director and Portfolio Manager

Managed the fund since 2022

Also, as of the Effective Date, the following information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section of the fund’s Prospectus:

Caryn E. Rothman, CFA

•   Managing Director and Portfolio Manager

•   Managed the fund since 2022

•   Sector Lead for Consumer and Healthcare, Senior Research Analyst Manulife IM (US)

•   Joined Manulife IM (US) in 1996

•   Began business career in 1996

In addition, as of the Effective Date, the first paragraph under the heading “Historical performance of the Manulife Investment Management (US) Preferred Income Composite” in the “Appendix - Related performance information of the Subadvisor” section of the fund’s Prospectus will be amended and restated as follows:

John Hancock Preferred Income ETF (the fund) is expected to commence operations on December 14, 2021. The fund is subadvised by Manulife Investment Management (US) LLC (Manulife IM (US)). Manulife IM (US) manages accounts with investment styles, objectives, policies, and strategies substantially similar to those that are used to manage the fund. These accounts are included in a composite, the performance of which is presented in this Appendix (Composite). Manulife IM (US) has been responsible for the day-to-day management of the accounts for all periods shown in the Appendix. Joseph H. Bozoyan has been a portfolio manager primarily responsible for the day-to-day management of the accounts since 2015, Bradley L. Lutz has been a portfolio manager primarily responsible for the day-to-day management of the accounts since 2017, and Caryn E. Rothman has been a portfolio manager primarily responsible for the day-to-day management of the accounts since 2022.

Further, effective as of December 31, 2022, Bradley L. Lutz, CFA will no longer serve as a portfolio manager for the fund. As of December 31, 2022, Joseph H. Bozoyan, CFA and Caryn E. Rothman, CFA will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of December 31, 2022, all references to Mr. Lutz will be removed from the fund’s Prospectus.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.